Statement of Operations	5 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Income Statement [Abstract]
General and administrative expenses	$ 1,332,873
Loss from operations	(1,332,873)
Other (expense) income
Change in fair value of derivative warranty liabilities	(31,750,900)
Financing costs – warrant liabilities	(672,711)
Interest income	48,542
Total other (expense) income	(32,375,069)
Net loss	$ (33,707,942)
Weighted average shares outstanding of Redeemable Class A common stock subject to redemption, basic and diluted (in Shares) | shares	25,913,041
Basic and diluted net income per share, common stock subject to redemption (in Dollars per share) | $ / shares
Weighted average shares outstanding of Non-Redeemable Class A and Class B common stock, basic and diluted (in Shares) | shares	8,643,813
Basic and diluted net loss per share, common stock (in Dollars per share) | $ / shares	$ (3.90)